Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2019		$ 3,060	[1]	$ 5,940	[1]	$ 869,400	$ 447,231	$ 761,623	$ 183,806	$ 2,271,060
Balance (in Shares) at Dec. 31, 2019	[1]	3,060,000		5,940,000
Net income (loss)	[1]							(164,029)		(164,029)
Foreign currency translation gain									132,207	132,207
Balance at Dec. 31, 2020		$ 3,060	[1]	$ 5,940	[1]	869,400	447,231	597,594	316,013	2,239,238
Balance (in Shares) at Dec. 31, 2020	[1]	3,060,000		5,940,000
Net income (loss)	[1]							506,769		506,769
Foreign currency translation gain									88,952	88,952
Balance at Dec. 31, 2021		$ 3,060	[1]	$ 5,940	[1]	869,400	447,231	1,104,363	404,965	2,834,959
Balance (in Shares) at Dec. 31, 2021	[1]	3,060,000		5,940,000
Net income (loss)								(1,288,205)		(1,288,205)
Foreign currency translation gain									(369,705)	(369,705)
Balance at Dec. 31, 2022		$ 3,060	[1]	$ 5,940	[1]	$ 869,400	$ 447,231	$ (183,842)	$ 35,260	$ 1,177,049
Balance (in Shares) at Dec. 31, 2022	[1]	3,060,000		5,940,000

[1]	Retrospectively restated for effect of 1,000-for-1 forward split and share issuances on March 27, 2021 (see Note 12)